Capital structure and financial items - Financial income and expenses - Financial Impact From Forward Contracts and Currency Options, Specified (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Forward contracts
Income/(loss) transferred from other comprehensive income	kr (1,677)	kr 1,841	kr (2,016)
Value adjustment of transferred contracts	(1,609)	(1,299)	2,477
Unrealised fair value adjustments of forward contracts	(217)	(143)	116
Realised foreign exchange gain/(loss) on forward contracts	830	1,257	(1,923)
Financial income/(expense) from forward contracts	(2,673)	1,656	(1,346)
Currency options
Realised income/(loss) transferred from other comprehensive income	0	186	61
Value adjustment of transferred options	0	(3)	(9)
Foreign exchange gain/(loss) on currency options	0	(31)	(56)
Financial income/(expense) from currency options	kr 0	kr 152	kr (4)